Insurance (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of insurance

Modalities	Maximum indemnity limits
Operational risks	R$ 629,071
General Civil Liability - RCG	R$ 80,000
Cyber risks	R$ 90,000
Automobile (executives and operational fleet)	R$ 1,000 for optional civil liability (Single guarantee of property damage and bodily harm) and R$ 100 for moral damages.